Basis of preparation and changes to the Group's accounting policies	12 Months Ended
Mar. 31, 2024
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Group has prepared the conslidated financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

These consolidated financial statements have been prepared in accordance with the accounting policies, set out below, and were in all material aspects were consistently applied to all periods presented unless otherwise stated (refer Note 2.4). Refer Note 4.2.1 for new and amended standards and interpretations adopted by the Group.

The consolidated financial statements have been prepared on a historical cost basis, except for the following assets and liabilities which have been measured at fair value:

- Financial assets and liabilities measured at fair value (refer accounting policy regarding financial instruments)

- Equity-settled share based payments measured at fair value on grant date

- Share warrants

- Liability for put options with non-controlling interests (refer accounting policy below)

2.2 Convenience translation (unaudited)

The consolidated financial statements are presented in Indian Rupee (INR), the presentation currency of the Group. Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2024 have been translated to U.S. Dollars (USD) at the exchange rate of INR 83.34 per USD 1.00, being the noon buying rate in New York City for cable transfer in non-U.S. currencies as certified for customs purposes by the Federal Reserve Bank of New York on March 31, 2024.

No representation is made that the Indian rupee amounts have been, could have been or could be converted into USD at such a rate or any other rate. Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

2.3 Accounting policy for transaction referred in Note 1:

On completion of the Transaction referred in Note 1, the former shareholders of RPL become majority shareholders of the Company and have the ability to elect, appoint or remove a majority of the members of the governing body of the Company. There were no material assets or liabilities or operations in the Company prior to this transaction. RMG II is a non-operating entity that does not meet the definition of a business under IFRS 3 - Business combination. Therefore, for accounting purposes, RPL is deemed to be the accounting acquirer in the transaction. The transaction has been treated as a capital transaction equivalent to the issue of shares of RPL in exchange for the net monetary assets acquired and therefore, acquisition accounting does not apply.

Consequently, there was no goodwill or other intangible assets recorded, in accordance with IFRS. Any difference in the fair value of the shares deemed to have been issued by the accounting acquirer and the fair value of the accounting acquiree‘s identifiable net assets is considered to be payment for a service of a stock exchange listing and recognised as expenses under head “Listing and related expenses” in consolidated statement of profit or loss.

The consolidated financial statements of the Group represent the continuation of the pre-acquisition consolidated financial statements of RPL. The consolidated financial statements of the Group reflect:

(a) the assets and liabilities of the accounting acquirer recognised and measured at their pre-combination carrying amounts;

(b) the retained earnings and other equity balances of the accounting acquirer before this transaction, after adjusting amount attributable to non-controlling interest ('NCI') recognised;

(c) the amount recognised as issued capital and share premium is determined by adding the issued equity of the accounting acquirer outstanding immediately before the Transaction, after adjusting amount attributable to NCI recognised to the fair value consideration effectively transferred. The number and type of equity instruments pre-acquisition reflect the equity structure of RPL. Post the Transaction, the number and type of equity instruments issued, reflects the equity structure of the Company. Refer Note 34 for adjustment carried to number of equity instruments for computation of earnings per share.

(d) the non-controlling interest’s proportionate share of the accounting acquirer’s pre-combination carrying amounts of retained earnings and other equity interests;

(e) the statement of profit or loss and other comprehensive income for the current period reflects that of the accounting acquirer for the full period together with the post-acquisition results of the accounting acquiree.

The consolidated financial statements for the period April 1, 2021 to August 23, 2021 include financial data pertaining only to RPL and its subsidiaries.

2. 4 Changes in presentation and disclosures

(a) The portion of the long-term interest-bearing loans and borrowings and interest accrued on borrowings, which was falling due for repayment within 12 months from the reporting date was previously being included and presented as part of ‘Current- other financial liabilities'. The Group has reassessed the presentation and disclosures of these items and concluded that including and presenting such liabilities as part of ‘Current- interest-bearing loans and borrowings’, which is also a part of the 'Current liabilities', would lead to a better presentation and understanding of the consolidated financial statements. Accordingly, the Group has included the portion of long-term interest bearing loans and borrowings and interest accrued on borrowings, which is falling due for repayment within 12 months from the reporting date, aggregating to INR 29,803 as at March 31, 2024 (March 31, 2023: INR 20,591; April 1, 2022: INR 56,046) under ‘short-term interest bearing loans and borrowings’ instead of ‘Other financial liabilities’, both of which are part of the main heading ‘Current liabilities’ and are financial liabilities.

(b) Besides the above, the management has re-evaluated presentation of certain items on the face of the consolidated financial statements and in notes, basis materiality considerations. Basis re-evaluation, it has presented certain items with relatively smaller amounts in notes instead of the face of the consolidated financial statement and certain items with immaterial amounts have been grouped in the notes under the same heading. The management believes these changes will help in reducing the information overload and improve the overall understanding of the consolidated financial statements, without obscuring any material information.

Since, both the above changes relate only to presentation and disclosures, they do not impact recognition and measurement of any of the items in the consolidated financial statements, and, consequentially, there is no impact on total equity and/ or profit / (loss) for the current or any of the earlier periods. Nor there is any impact on presentation of consolidated cash flow statement. All the changes pertain to change in line item/ grouping of immaterial items under the same sub-heading. Considering the nature of changes, the management believes that they do not have any material impact on the consolidated statement of financial position at the beginning of the comparative period and, therefore, there is no need for separate presentation of an additiional consolidated statement of financial position.

2. 5 Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

In the process of applying the accounting policies management has made certain judgments, estimates and assumptions. The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond control of the Group. Such changes are reflected in assumptions when they occur.

Estimates and assumptions

a) Impairment of goodwill for Ostro group of CGUs

The key assumptions used to determine the recoverable amount for the different CGUs or group of CGUs including the Ostro Group of CGUs where goodwill has been allocated are disclosed and further explained in Note 6. The impairment assessments are based on a range of estimates and assumptions, including future estimates of revenues, costs and discount rates as more fully described in the said Note 6.

Significant accounting judgements

Note 53(a) below describes accounting judgements applied with respect to the contracts entered for transmission projects under the Build, Own, Operate and Maintain (BOOM) model, where there has been a change of law in the current year.

2. 6 The consolidated financial statements are presented in Indian Rupees (INR) and all values are rounded to the nearest million, except when otherwise indicated. Absolute amounts less than INR 500,000 are appearing as "0" due to presentation in millions.